Document and Entity Information	May 11, 2022
Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 11, 2022
Entity Registrant Name	VERIZON COMMUNICATIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8606
Entity Tax Identification Number	23-2259884
Entity Address, Address Line One	1095 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	395-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Verizon Communications Inc. (Verizon) previously filed a Current Report on Form 8-K (the Original Filing) to report that Tami A. Erwin, Verizon’s former Executive Vice President and Group CEO - Verizon Business and current Strategic Advisor to the Chairman and Chief Executive Officer Hans Vestberg, would leave Verizon at the end of 2022. Verizon is filing this amended Current Report on Form 8-K/A to report that Ms. Erwin will depart from Verizon effective September 30, 2022.
Entity Central Index Key	0000732712
1.625% Notes due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2024
Trading Symbol	VZ 24B
Security Exchange Name	NYSE
4.073% Notes due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.073% Notes due 2024
Trading Symbol	VZ 24C
Security Exchange Name	NYSE
0.875% Notes due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	VZ 25
Security Exchange Name	NYSE
3.250% Notes due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.25% Notes due 2026
Trading Symbol	VZ 26
Security Exchange Name	NYSE
1.375% Notes due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2026
Trading Symbol	VZ 26B
Security Exchange Name	NYSE
0.875% Notes due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2027
Trading Symbol	VZ 27E
Security Exchange Name	NYSE
1.375% Notes due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	VZ 28
Security Exchange Name	NYSE
1.125% Notes Due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2028
Trading Symbol	VZ 28A
Security Exchange Name	NYSE
2.350% Fixed Rate Notes Due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.350% Fixed Rate Notes due 2028
Trading Symbol	VZ 28C
Security Exchange Name	NYSE
1.875% Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2029
Trading Symbol	VZ 29B
Security Exchange Name	NYSE
0.375% Notes Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2029
Trading Symbol	VZ 29D
Security Exchange Name	NYSE
1.250% Notes due 2030 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2030
Trading Symbol	VZ 30
Security Exchange Name	NYSE
1.875% Notes due 2030 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2030
Trading Symbol	VZ 30A
Security Exchange Name	NYSE
2.625% Notes due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2031
Trading Symbol	VZ 31
Security Exchange Name	NYSE
2.500% Notes due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2031
Trading Symbol	VZ 31A
Security Exchange Name	NYSE
3.000% Fixed Rate Notes Due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.000% Fixed Rate Notes due 2031
Trading Symbol	VZ 31D
Security Exchange Name	NYSE
0.875% Notes due 2032 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2032
Trading Symbol	VZ 32
Security Exchange Name	NYSE
0.750% Notes Due 2032 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2032
Trading Symbol	VZ 32A
Security Exchange Name	NYSE
1.300% Notes due 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.300% Notes due 2033
Trading Symbol	VZ 33B
Security Exchange Name	NYSE
4.750% Notes due 2034 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.75% Notes due 2034
Trading Symbol	VZ 34
Security Exchange Name	NYSE
3.125% Notes due 2035 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2035
Trading Symbol	VZ 35
Security Exchange Name	NYSE
1.125% Notes Due 2035 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2035
Trading Symbol	VZ 35A
Security Exchange Name	NYSE
3.375% Notes due 2036 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2036
Trading Symbol	VZ 36A
Security Exchange Name	NYSE
2.875% Notes due 2038 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2038
Trading Symbol	VZ 38B
Security Exchange Name	NYSE
1.875% Notes Due 2038 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	VZ 38C
Security Exchange Name	NYSE
1.500% Notes due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	VZ 39C
Security Exchange Name	NYSE
3.500% Fixed Rate Notes Due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.50% Fixed Rate Notes due 2039
Trading Symbol	VZ 39D
Security Exchange Name	NYSE
1.850% Notes Due 2040 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.850% Notes due 2040
Trading Symbol	VZ 40
Security Exchange Name	NYSE
3.850% Fixed Rate Notes Due 2041 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.850% Fixed Rate Notes due 2041
Trading Symbol	VZ 41C
Security Exchange Name	NYSE
New York Stock Exchange [Member] | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NYSE
The NASDAQ Global Select Market [Member] | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NASDAQ